Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

    Direct Dial - (215) 564-8198

1933 Act Rule 497(e)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

May 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”)
SEC File Nos. 333-111986 and 811-21475
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Prospectus dated December 30, 2013, relating to the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 13, 2014 (Accession Number: 0000897101-14-000176).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare

Michael P. O’Hare